Financing and Interest	3 Months Ended
Mar. 31, 2026
Financing and Interest [Abstract]
FINANCING AND INTEREST
9.	FINANCING AND INTEREST

	Three months ended March 31, 2026	Three months ended March 31, 2025
Interest on debt(1)	$485	$10,106
Performance guarantee fees(2)	616	419
Interest expense	1,101	10,525
Amortization of debt issuance costs	-	999
Accretion of decommissioning obligations (Note 5)	498	458
Accretion of lease liabilities	84	298
Financing expense	582	1,755
Financing and interest expenses	$1,683	$12,280

(1)	Interest on debt includes standby fees and other miscellaneous charges.
(2)	Consists of fees charged related to the Letter of Credit Facility (Note 4).